Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 6, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) with respect to each of the:

1.              VictoryShares US 500 Volatility Wtd ETF

2.              VictoryShares Quality Growth ETF

3.              VictoryShares Quality Value ETF

4.              VictoryShares US Small Cap Volatility Wtd ETF

5.              VictoryShares International Volatility Wtd ETF

6.              VictoryShares Emerging Market Volatility Wtd ETF

7.              VictoryShares US Large Cap High Div Volatility Wtd ETF

8.              VictoryShares US Small Cap High Div Volatility Wtd ETF

9.              VictoryShares International High Div Volatility Wtd ETF

10.       VictoryShares Emerging Market High Div Volatility Wtd ETF

11.       VictoryShares Dividend Accelerator ETF

12.       VictoryShares US Multi-Factor Minimum Volatility ETF

13.       VictoryShares Global Multi-Factor Minimum Volatility ETF

14.       VictoryShares International Multi-Factor Minimum Volatility ETF

15.       VictoryShares US 500 Enhanced Volatility Wtd ETF

16.       VictoryShares US EQ Income Enhanced Volatility Wtd ETF

17.       VictoryShares US Discovery Enhanced Volatility Wtd ETF

18.       VictoryShares Developed Enhanced Volatility Wtd ETF

(collectively, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)         The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 62 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the

“Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 25, 2018, accession number 0001104659-18-063943.

If you have any questions or comments regarding this filing, please call Jay Baris of Shearman & Sterling LLP at 212-848-4100.

Very truly yours,

Victory Portfolios II

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President